UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2008



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA GROWTH AND TAX STRATEGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2008

[LOGO OF USAA]
   USAA(R)

                         [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

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     SEMIANNUAL REPORT
     USAA GROWTH AND TAX STRATEGY FUND
     NOVEMBER 30, 2008

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

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FUND OBJECTIVE

CONSERVATIVE BALANCE FOR THE INVESTOR BETWEEN INCOME, THE MAJORITY OF WHICH IS EXEMPT FROM FEDERAL INCOME TAX, AND THE POTENTIAL FOR LONG-TERM GROWTH OF CAPITAL TO PRESERVE PURCHASING POWER.
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TYPES OF INVESTMENTS

Invests at least a majority in tax-exempt bonds and money market instruments and the remainder in blue chip stocks.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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
PRESIDENT'S
MESSAGE                                                                        2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Portfolio of Investments                                                 13

    Notes to Portfolio of Investments                                        35

    Financial Statements                                                     38

    Notes to Financial Statements                                            41

EXPENSE EXAMPLE                                                              53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"FOR THOSE WHO HAVE THE TIME TO WAIT AND
THE ABILITY TO SLEEP AT NIGHT, PATIENCE MAY      [PHOTO OF CHRISTOPHER W. CLAUS]
BE THE MOST PRUDENT LONG-TERM STRATEGY."

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DECEMBER 2008

Well, it's official. The U.S. economy has been in a recession since December 2007, according to the National Bureau of Economic Research. The news is not likely to surprise those who have been looking at their investment statements and 401(k) balances. What's more, the recession appears to have gone global. Now that Europe, Japan, and Canada have acknowledged their own recessions, the first worldwide recession of the 21st century seems to be under way.

Does this mean we will experience a new Great Depression? Media hype notwithstanding, I do not think so. Although unemployment rose to 6.7% in November 2008 and could climb to 8% by mid-2009, according to some analysts, it's still a far cry from the 25% unemployment rate of the Depression. Furthermore, the U.S. government has been able to intervene in support of the financial system. In 1930, it had been powerless to prevent an enormous bank failure. The result was a massive loss of confidence in the banking system and a panic in which about 4,000 commercial banks failed. Subsequently, the Federal Reserve Board was given new powers and has been using them to work with other central banks, global governments, regulators, and financial institutions to address key issues, such as liquidity, the availability of capital, and market confidence. This time, progress, albeit slow, already has been made.

Nevertheless, I believe the current recession will be longer and more severe than average. It took time for global institutions to accumulate their inventories of risky assets and for U.S. consumers to build up debt, so it naturally follows that they'll need time to set things right. Meanwhile, investors are reeling from the day-to-day volatility -- unprecedented in

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2  | USAA GROWTH AND TAX STRATEGY FUND

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most of our lifetimes -- in the global financial markets. The bad news: So long as fear and market sentiment continue to drive investment decision-making, that volatility will more than likely persist.

The good news: Better days lie ahead. Financial markets tend to overreact on both the upside and downside. At the time of this writing, forced selling, portfolio liquidations, margin calls, and investor redemptions have pushed down the value of most asset classes. Investors seem to be in the process of capitulation and are selling whatever they perceive as risky. In my opinion, all existing asset bubbles -- with the exception of U.S. Treasuries -- have been popped, and fundamental valuations are being overlooked. Although it will take time, investment returns eventually should improve.

For those who have the time to wait and the ability to sleep at night, patience may be the most prudent long-term strategy. In the meantime and at no charge, our team of skilled professionals can help you revisit your investment plan to ensure it still suits your goals, risk tolerance, and time horizon. They also can arrange for you to invest fixed amounts at regular intervals. The end of a recession tends to create a new set of investment opportunities, but only the people who are invested will reap the potential benefits.

No one can predict when the financial markets will begin to rebound, but USAA will continue providing you with what we consider an outstanding value -- some of the industry's top investment talent, first-class service, and pure no-load mutual funds.

From all of us here, thank you for the opportunity to serve your investment needs. We appreciate your trust and faith in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY
ON THE FUND

--------------------------------------------------------------------------------

USAA Investment Management Company             Northern Trust Investments, N.A.
   (Bonds and Money Market Instruments)           (Blue Chip Stocks)

   CLIFFORD A. GLADSON, CFA                       CHRISTOPHER A. FRONK, CPA, CFA
                                                  MICHAEL LIAO, CFA*

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o   HOW DID THE FUND PERFORM?

    For the six-month period ended November 30, 2008, the USAA Growth and Tax Strategy Fund had a total return of -23.37%. This compares to returns of -35.18% for the S&P 500 Index, -27.79% for the Lipper Balanced Funds Index, -22.62% for the Composite Index, and -4.98% for the Barclays Capital Municipal Bond Index (formerly called the Lehman Brothers Municipal Bond Index).**

    As of November 30, 2008, the Fund had a 12-month dividend yield of 3.87%, compared to 4.25% for the average fund in the Lipper Mixed-Asset Target Allocation Moderate Funds peer group.

    *Michael Liao began co-managing the blue chip stocks portion of the Fund in June 2008.

    **Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers Municipal Bond Index, now is called the Barclays Capital Municipal Bond Index.

    The Lipper Mixed-Asset Target Allocation Moderate Funds Average is an average performance level of funds that, by portfolio practice, maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash, and cash equivalents, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

    Refer to page 10 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA GROWTH AND TAX STRATEGY FUND

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o   PLEASE DISCUSS THE FUND'S PERFORMANCE IN LIGHT OF THE VOLATILE ECONOMIC AND
    FINANCIAL ENVIRONMENT.

    Your Fund is unique in that it must keep more than 50% of assets in municipal bonds to pass tax-free income from the bonds to shareholders. The remainder of the Fund is invested in a portfolio that uses a tax-managed index strategy to seek to match the return of the S&P 500 Index while minimizing capital gain distributions. Over the six-month reporting period, the Fund delivered a high level of tax-free income. For the fiscal year ended May 31, 2008, the Fund had no capital gain distributions.

    Normally, we would expect that such a big loss in the S&P 500 Index would be offset by better performance in the municipal bond portion. This happened to a lesser degree during the reporting period because of the credit crisis and its negative impact on all fixed-income securities not guaranteed by the U.S. government.

o WHY WERE MUNICIPAL BONDS, WHICH ARE GENERALLY CONSIDERED AMONG THE SAFEST SECURITIES, SO AFFECTED?

    The credit crisis reduced demand and increased supply. On the demand side, investment banks traditionally inventoried municipal bonds for sale to their customers, while insurance companies and other financial institutions also provided liquidity by buying municipal bonds for their own portfolios. As the investment banks started to fail and traditional banks and insurance companies had to raise cash and pulled back, the only demand left was from the individual investor.

    On the supply side, leveraged hedge funds with losses on other types of bonds continued to sell municipals to raise cash, while municipalities that had been counting on the short-term market to finance long-term obligations faced a frozen market and had to refinance this debt in the long-term market.

    During the period, heavy supply and reduced demand meant higher interest rates, depressed municipal bond prices, and more market

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

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    volatility. The yield differential between municipal bonds and Treasury bonds tells the story. The yield on The Bond Buyer 40-Bond Index of long-term municipal bonds rose from 5.13% on June 2, 2008, to 6.16% on November 28, 2008*. Over that same period, the yield on the 30-year U.S. Treasury bond fell from 4.67% to 3.44%. Bond prices and yields move in opposite directions.

o   SHOULD INVESTORS IN THE FUND BE CONCERNED ABOUT MUNICIPAL BONDS?

    Long-term investors have been seeing historically high yield spreads, earning much more tax-free income on municipals than they potentially would have earned in taxable Treasuries. As of the date of this commentary, all of the bonds in the Fund have paid interest and principal as scheduled, and we continue to monitor each holding. Beyond the market dislocation, it's essential to recognize that state and local governments are different from corporations. If cities and states have budget shortfalls, they usually can cut spending or raise taxes. In our view, municipal bonds are on sale, and investors have received high tax-free yields to wait for the municipal bond market's relationship with Treasury yields to return to historical norms.

o HOW DID THE EQUITY PORTION MANAGED BY NORTHERN TRUST INVESTMENTS, N.A. (NTI) PERFORM?

    We at NTI are pleased to report that the equity portion of the Fund performed in line with the S&P 500 Index on a taxable basis, slightly outperformed on an after-tax basis, and took advantage of the

    The Bond Buyer 40-Bond Index represents an average of the prices of 40 recently issued municipal securities, based on quotations obtained from six municipal securities broker's brokers. The 40 component issues are selected according to defined criteria and are replaced by newer issues on a periodic basis. This index is published daily and serves as the basis for futures contracts.

    *The data from 6/2/08 through 11/28/08 represent the first and last business days of the Fund's reporting period of 5/31/08 to 11/30/08.

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6  | USAA GROWTH AND TAX STRATEGY FUND

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    volatility in the stock market to realize losses that can be carried forward to future fiscal years to offset any capital gains. As of the end of the reporting period, we believe the Fund is in a very good position in terms of its ability to seek to continue to be highly tax-efficient.

    We actively traded throughout the period to seek to achieve tax efficiency, but did so while taking little risk in terms of how this portion of the Fund's return might deviate from the S&P 500 Index.

o   WHAT'S THE MOST IMPORTANT MESSAGE YOU HAVE FOR SHAREHOLDERS?

    While there may be more short-term volatility, we at USAA Investment Management Company believe that both the S&P 500 Index and the municipal bond market are trading at depressed levels, leaving the Fund very well positioned for the United States' eventual recovery from the current economic slowdown.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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INVESTMENT OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND
(Ticker Symbol: USBLX)

-------------------------------------------------------------------------------
                                           11/30/08                 5/31/08
-------------------------------------------------------------------------------
Net Assets                              $130.5 Million           $180.2 Million
Net Asset Value Per Share                   $10.41                   $13.80

-------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/08
-------------------------------------------------------------------------------
5/31/08 TO 11/30/08*           1 YEAR              5 YEARS             10 YEARS
      -23.37%                  -25.48%              0.16%                0.57%

-------------------------------------------------------------------------------
30-DAY SEC YIELD** AS OF 11/30/08                            EXPENSE RATIO***
-------------------------------------------------------------------------------
              4.11%                                                0.89%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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8  | USAA GROWTH AND TAX STRATEGY FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   BARCLAYS CAPITAL           LIPPER                           USAA GROWTH AND
                    MUNICIPAL BOND        BALANCED FUNDS       COMPOSITE        TAX STRATEGY         S&P 500
                         INDEX                INDEX              INDEX               FUND             INDEX
                  -----------------       --------------       ---------       ---------------       -------
11/30/98              $10,000.00           $10,000.00         $10,000.00         $10,000.00        $10,000.00
12/31/98               10,025.20            10,368.92          10,334.30          10,264.88         10,575.87
01/31/99               10,144.40            10,534.73          10,568.87          10,588.43         11,017.95
02/28/99               10,100.19            10,281.51          10,378.50          10,366.38         10,675.58
03/31/99               10,114.03            10,535.30          10,585.34          10,670.38         11,102.58
04/30/99               10,139.23            10,880.38          10,739.34          10,829.92         11,532.52
05/31/99               10,080.56            10,712.61          10,560.64          10,632.09         11,260.49
06/30/99                9,935.55            11,008.79          10,764.09          10,933.51         11,883.72
07/31/99                9,971.70            10,802.90          10,619.28          10,794.43         11,514.27
08/31/99                9,891.75            10,689.55          10,501.70          10,710.90         11,457.27
09/30/99                9,895.88            10,552.60          10,348.36          10,556.51         11,143.56
10/31/99                9,788.67            10,858.14          10,585.59          10,931.91         11,848.44
11/30/99                9,892.79            10,974.97          10,764.27          11,022.52         12,089.28
12/31/99                9,819.04            11,299.71          11,062.88          11,216.51         12,800.32
01/31/00                9,776.28            11,015.84          10,798.43          10,994.92         12,157.27
02/29/00                9,889.89            10,989.30          10,874.73          11,151.34         11,927.38
03/31/00               10,105.97            11,636.34          11,459.60          11,894.11         13,093.47
04/30/00               10,046.27            11,423.09          11,236.14          11,612.01         12,699.68
05/31/00                9,994.01            11,315.62          11,057.49          11,336.47         12,439.34
06/30/00               10,258.84            11,496.22          11,401.09          11,592.47         12,745.70
07/31/00               10,401.59            11,464.89          11,395.11          11,506.60         12,546.61
08/31/00               10,561.89            11,976.64          11,871.80          11,902.92         13,325.50
09/30/00               10,506.94            11,724.59          11,524.41          11,302.16         12,622.18
10/31/00               10,621.59            11,714.22          11,520.22          11,415.25         12,568.55
11/30/00               10,701.95            11,289.00          11,062.71          11,062.68         11,578.46
12/31/00               10,966.37            11,569.59          11,274.78          11,142.17         11,635.26
01/31/01               11,075.03            11,815.13          11,474.11          11,242.67         12,047.82
02/28/01               11,110.15            11,356.50          10,978.22          10,699.97         10,949.98
03/31/01               11,209.72            10,989.76          10,695.04          10,298.02         10,256.68
04/30/01               11,088.25            11,450.97          11,016.80          10,662.67         11,053.10
05/31/01               11,207.65            11,552.96          11,111.48          10,716.69         11,127.25
06/30/01               11,282.64            11,375.94          11,014.06          10,588.65         10,856.53
07/31/01               11,449.76            11,367.71          11,024.35          10,656.70         10,749.61
08/31/01               11,638.36            11,044.20          10,807.39          10,241.59         10,077.34
09/30/01               11,599.32            10,513.46          10,360.06           9,718.95          9,263.64
10/31/01               11,737.52            10,689.42          10,534.79           9,924.86          9,440.39
11/30/01               11,638.57            11,115.00          10,818.11          10,316.09         10,164.35
12/31/01               11,528.47            11,195.16          10,819.82          10,216.25         10,253.44
01/31/02               11,728.43            11,096.97          10,822.09          10,250.83         10,103.90
02/28/02               11,869.73            11,021.56          10,800.17          10,119.41          9,909.00
03/31/02               11,637.13            11,262.55          10,875.62          10,278.84         10,281.71
04/30/02               11,864.57            10,992.27          10,697.74           9,923.92          9,658.63
05/31/02               11,936.66            10,987.15          10,693.50           9,903.04          9,587.72
06/30/02               12,062.88            10,518.43          10,384.06           9,478.88          8,905.02
07/31/02               12,218.02             9,979.32          10,073.74           9,331.65          8,211.04
08/31/02               12,364.90            10,081.70          10,164.87           9,415.79          8,264.80
09/30/02               12,635.72             9,479.79           9,791.80           9,123.42          7,367.48
10/31/02               12,426.25             9,874.94          10,058.36           9,398.81          8,015.22
11/30/02               12,374.61            10,275.56          10,259.48           9,511.80          8,486.53
12/31/02               12,635.72             9,998.58          10,112.29           9,366.11          7,988.22
01/31/03               12,603.70             9,848.80           9,950.33           9,230.57          7,779.36
02/28/03               12,779.91             9,774.94           9,962.98           9,273.38          7,662.46
03/31/03               12,787.56             9,814.83           9,995.81           9,422.74          7,736.65
04/30/03               12,872.05            10,345.96          10,402.88           9,760.29          8,373.62
05/31/03               13,173.44            10,803.55          10,776.23          10,047.57          8,814.38
06/30/03               13,117.46            10,885.48          10,799.72          10,097.56          8,926.98
07/31/03               12,658.45            10,910.70          10,695.46           9,974.77          9,084.45
08/31/03               12,752.85            11,094.90          10,836.97          10,075.89          9,261.27
09/30/03               13,127.79            11,108.97          10,930.70          10,198.68          9,163.21
10/31/03               13,061.69            11,475.49          11,172.59          10,409.48          9,681.30
11/30/03               13,197.82            11,577.09          11,283.29          10,496.71          9,766.38
12/31/03               13,307.10            11,991.90          11,596.29          10,785.51         10,278.22
01/31/04               13,383.33            12,170.97          11,696.43          10,880.57         10,466.84
02/29/04               13,584.74            12,336.85          11,857.98          10,990.25         10,612.27
03/31/04               13,537.43            12,278.00          11,732.06          10,879.28         10,452.19
04/30/04               13,216.83            12,019.97          11,508.73          10,665.96         10,288.33
05/31/04               13,168.90            12,073.04          11,547.11          10,746.88         10,429.23
06/30/04               13,216.83            12,261.80          11,668.10          10,849.57         10,631.97
07/31/04               13,390.76            12,030.96          11,538.38          10,568.34         10,280.12
08/31/04               13,659.11            12,104.15          11,652.23          10,627.55         10,321.32
09/30/04               13,731.62            12,283.96          11,751.90          10,902.41         10,433.13
10/31/04               13,849.78            12,416.80          11,878.04          11,155.43         10,592.52
11/30/04               13,735.54            12,751.27          12,053.91          11,453.11         11,020.97
12/31/04               13,903.28            13,069.57          12,318.20          11,792.40         11,395.88
01/31/05               14,033.22            12,901.21          12,243.87          11,607.14         11,118.11
02/28/05               13,986.53            13,083.73          12,339.86          11,695.74         11,351.96
03/31/05               13,898.32            12,903.59          12,181.64          11,500.49         11,151.15
04/30/05               14,117.50            12,748.54          12,145.50          11,460.00         10,939.76
05/31/05               14,217.28            13,040.87          12,386.45          11,864.95         11,287.54
06/30/05               14,305.49            13,134.58          12,446.44          12,052.62         11,303.71
07/31/05               14,240.83            13,426.45          12,640.52          12,305.07         11,723.90
08/31/05               14,384.61            13,465.29          12,649.72          12,264.35         11,616.99
09/30/05               14,287.72            13,518.67          12,675.53          12,366.72         11,711.03
10/31/05               14,200.96            13,306.41          12,562.23          12,227.58         11,515.69
11/30/05               14,269.13            13,629.46          12,827.14          12,522.22         11,950.81
12/31/05               14,391.84            13,748.84          12,906.63          12,620.99         11,955.10
01/31/06               14,430.68            14,077.04          13,101.46          12,752.83         12,271.64
02/28/06               14,527.56            14,059.43          13,125.20          12,831.93         12,304.83
03/31/06               14,427.37            14,196.33          13,202.79          12,828.94         12,457.97
04/30/06               14,422.41            14,351.12          13,263.90          12,899.72         12,625.14
05/31/06               14,486.66            14,066.57          13,101.17          12,740.46         12,262.22
06/30/06               14,432.12            14,058.16          13,079.71          12,714.80         12,278.50
07/31/06               14,603.79            14,123.78          13,138.92          12,830.63         12,354.18
08/31/06               14,820.49            14,395.41          13,398.26          13,053.38         12,647.68
09/30/06               14,923.57            14,602.92          13,584.23          13,264.50         12,973.42
10/31/06               15,017.15            14,943.12          13,850.84          13,506.65         13,395.92
11/30/06               15,142.34            15,230.97          14,042.63          13,677.05         13,650.27
12/31/06               15,088.83            15,343.61          14,086.55          13,738.88         13,841.77
01/31/07               15,050.20            15,509.09          14,184.24          13,825.90         14,050.89
02/28/07               15,248.52            15,449.90          14,150.63          13,767.89         13,776.89
03/31/07               15,210.92            15,582.46          14,201.71          13,819.19         13,930.68
04/30/07               15,255.95            16,030.63          14,514.09          14,140.34         14,547.50
05/31/07               15,188.40            16,375.07          14,724.92          14,354.44         15,054.67
06/30/07               15,109.70            16,222.08          14,595.73          14,191.92         14,804.70
07/31/07               15,226.83            15,945.54          14,430.36          14,005.83         14,346.30
08/31/07               15,161.13            16,074.44          14,441.27          14,035.21         14,560.97
09/30/07               15,385.48            16,528.57          14,802.03          14,405.63         15,104.96
10/31/07               15,454.06            16,819.22          14,980.83          14,533.82         15,345.20
11/30/07               15,552.60            16,424.92          14,701.74          14,198.57         14,703.46
12/31/07               15,595.77            16,345.14          14,654.28          14,086.95         14,601.63
01/31/08               15,792.44            15,804.78          14,322.53          13,709.44         13,725.93
02/29/08               15,069.41            15,599.15          13,767.70          13,083.58         13,280.45
03/31/08               15,500.13            15,479.94          13,866.69          13,277.44         13,222.99
04/30/08               15,681.50            15,993.14          14,296.05          13,687.67         13,866.77
05/31/08               15,776.32            16,169.81          14,478.85          13,807.74         14,046.35
06/30/08               15,598.25            15,314.94          13,830.53          13,158.53         12,863.35
07/31/08               15,657.54            15,120.98          13,727.23          13,057.70         12,755.18
08/31/08               15,840.78            15,178.48          13,878.56          13,249.28         12,939.76
09/30/08               15,097.92            14,031.73          12,875.26          12,268.68         11,788.06
10/31/08               14,943.82            12,233.37          11,606.22          11,028.60          9,808.53
11/30/08               14,991.33            11,676.07          11,088.18          10,581.36          9,104.44

                                   [END CHART]

      Data from 11/30/98 to 11/30/08.

See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

o The unmanaged Barclays Capital Municipal Bond Index is a benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market. Before November 3, 2008, it was called the Lehman Brothers Municipal Bond Index.

o The unmanaged Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

o The Composite Index is comprised of 51% of the Lipper General Municipal Debt Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 65% of their assets in municipal debt issues in the top four credit categories. The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales growth figure, compared to the S&P 500 Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

================================================================================

10  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

                            TOP 10 INDUSTRIES
                             AS OF 11/30/08
                            (% of Net Assets)

Integrated Oil & Gas ..............................................  4.1%
Pharmaceuticals ...................................................  3.3%
Computer Hardware .................................................  1.6%
Integrated Telecommunication Services .............................  1.5%
Household Products ................................................  1.4%
Other Diversified Financial Services ..............................  1.4%
Systems Software ..................................................  1.4%
Industrial Conglomerates ..........................................  1.3%
Aerospace & Defense ...............................................  1.2%
Communications Equipment ..........................................  1.1%

                        TOP 5 TAX-EXEMPT HOLDINGS
                             AS OF 11/30/08
                            (% of Net Assets)

Lewisville ........................................................  3.3%
Mashantucket (Western) Pequot Tribe ...............................  3.3%
Detroit Sewage Disposal ...........................................  2.8%
Houston Utility Systems ...........................................  2.8%
Hospital Finance Auth. ............................................  2.6%

                          TOP 5 EQUITY HOLDINGS
                             AS OF 11/30/08
                            (% of Net Assets)

Exxon Mobil Corp. .................................................  2.3%
AT&T, Inc. ........................................................  1.0%
General Electric Co. ..............................................  1.0%
Procter & Gamble Co. ..............................................  1.0%
Chevron Corp. .....................................................  0.9%

You will find a complete list of securities that the Fund owns on pages 13-34.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                       o ASSET ALLOCATION -- 11/30/2008 o

                         [PIE CHART OF ASSET ALLOCATION]

Tax-Exempt Bonds                                                           53.9%
Blue Chip Stocks                                                           42.6%
Tax-Exempt Money Market Instruments                                         1.9%
Exchange-Traded Funds*                                                      0.5%

* Exchange-traded funds (ETFs) are baskets of securities and are traded, like individual stocks, on an exchange. These particular ETFs represent multiple sectors.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

12  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2008 (unaudited)

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON                      VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT SECURITIES (55.8%)

            TAX-EXEMPT BONDS (53.9%)

            ARIZONA (1.2%)
  $ 2,250   Univ. Medical Center Corp.                                                      5.00%     7/01/2035     $  1,552
                                                                                                                    --------
            ARKANSAS (1.7%)
    2,500   Conway Health Facilities Board                                                  6.40      8/01/2029        2,262
                                                                                                                    --------
            CALIFORNIA (0.6%)
    4,435   West Contra Costa USD (INS)                                                     5.05(a)   8/01/2034          752
                                                                                                                    --------
            COLORADO (0.3%)
      500   Univ. of Colorado Hospital Auth.                                                5.00     11/15/2037          340
                                                                                                                    --------
            CONNECTICUT (3.3%)
    6,000   Mashantucket (Western) Pequot Tribe(b)                                          5.75      9/01/2027        4,258
                                                                                                                    --------
            FLORIDA (2.1%)
    3,000   Orlando (INS)                                                                   5.13     11/01/2027        2,782
                                                                                                                    --------
            HAWAII (0.8%)
    1,000   State (INS)                                                                     5.25      9/01/2019        1,031
                                                                                                                    --------
            ILLINOIS (1.9%)
    3,000   Municipal Electric Agency (INS)                                                 5.00      2/01/2035        2,537
                                                                                                                    --------
            INDIANA (3.5%)
    1,250   Finance Auth.                                                                   5.38     11/01/2032        1,096
      550   Health and Educational Facility Financing Auth.                                 5.25      2/15/2036          391
    1,000   Health and Educational Facility Financing Auth.                                 5.00      2/15/2039          630
    3,000   Rockport (INS)                                                                  4.63      6/01/2025        2,436
                                                                                                                    --------
                                                                                                                       4,553
                                                                                                                    --------
            KENTUCKY (0.7%)
    1,000   Economic Dev. Finance Auth. (INS)                                               6.00     12/01/2033          965
                                                                                                                    --------
            LOUISIANA (1.1%)
    1,075   Local Government Environmental Facilities and Community Dev. Auth. (INS)        6.55      9/01/2025          861
    1,000   Parish of St. John the Baptist                                                  5.13      6/01/2037          640
                                                                                                                    --------
                                                                                                                       1,501
                                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON                      VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
            MAINE (0.5%)
  $   595   Health and Higher Educational Facilities Auth. (INS)                            5.75%     7/01/2030     $    596
                                                                                                                    --------
            MICHIGAN (7.3%)
    3,500   Detroit Sewage Disposal (INS)(PRE)                                              5.75      7/01/2026        3,677
    3,000   Hospital Finance Auth. (INS)                                                    5.00     11/15/2026        2,419
    4,000   Hospital Finance Auth.                                                          6.25     10/01/2027        3,436
                                                                                                                    --------
                                                                                                                       9,532
                                                                                                                    --------
            MISSOURI (0.9%)
    1,500   Health and Educational Facility Financing Auth.                                 5.38      2/01/2035        1,114
                                                                                                                    --------
            NEW JERSEY (2.0%)
    2,000   EDA                                                                             5.00      9/01/2033        1,853
    1,000   Middlesex County Improvement Auth.                                              5.00      8/15/2023          780
                                                                                                                    --------
                                                                                                                       2,633
                                                                                                                    --------
            NEW MEXICO (0.5%)
    1,000   Farmington                                                                      4.88      4/01/2033          598
                                                                                                                    --------
            NEW YORK (8.5%)
    1,000   Dormitory Auth. (INS)                                                           4.70      2/15/2035          795
    1,000   Environmental Facilities Corp.                                                  5.00      6/15/2025          993
    3,000   MTA                                                                             5.00     11/15/2030        2,623
      295   New York City                                                                   6.00      5/15/2020          301
    2,000   New York City                                                                   5.25      8/15/2023        1,953
    1,500   New York City Housing Dev. Corp. (INS)                                          5.00      7/01/2025        1,397
    1,500   New York City Municipal Water Finance Auth.                                     5.00      6/15/2037        1,373
    8,455   Oneida County IDA (INS)                                                         4.65(a)   7/01/2035        1,692
                                                                                                                    --------
                                                                                                                      11,127
                                                                                                                    --------
            NORTH CAROLINA (0.8%)
    1,000   Charlotte-Mecklenberg Hospital Auth. (PRE)                                      4.88      1/15/2032        1,100
                                                                                                                    --------
            RHODE ISLAND (0.2%)
     205    Housing and Mortgage Finance Corp.                                              6.85     10/01/2024          205
                                                                                                                    --------
            TENNESSEE (0.2%)
    2,000   Knox County Health, Educational and Housing Facilities Board                    5.01(a)   1/01/2035          256
                                                                                                                    --------
            TEXAS (13.5%)
    3,000   El Paso (INS)                                                                   4.75      8/15/2033        2,550
    2,000   Hidalgo County Health Services Corp.                                            5.00      8/15/2026        1,474
    4,000   Houston Utility Systems (INS)                                                   5.13      5/15/2028        3,709
    5,675   Lewisville (INS)                                                                5.80      9/01/2025        4,304
    1,500   Manor ISD (NBGA)                                                                5.00      8/01/2037        1,374
    2,000   Pflugerville (INS)                                                              5.00      8/01/2028        1,842

================================================================================

14  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                             MARKET
AMOUNT                                                                                     COUPON                      VALUE
(000)       SECURITY                                                                        RATE      MATURITY         (000)
----------------------------------------------------------------------------------------------------------------------------
  $ 1,500   Public Finance Auth. (INS)                                                      5.00%     2/15/2036     $    926
    1,000   San Leanna Education Facilities Corp.                                           4.75      6/01/2032          645
    1,000   Transportation Commission                                                       4.50      4/01/2033          840
                                                                                                                    --------
                                                                                                                      17,664
                                                                                                                    --------
            WASHINGTON (1.5%)
    1,500   Economic Dev. Finance Auth. (INS)                                               5.00      6/01/2038        1,308
    1,000   Vancouver Downtown Redevelopment Auth. (INS)                                    5.00      1/01/2023          655
                                                                                                                    --------
                                                                                                                       1,963
                                                                                                                    --------
            WEST VIRGINIA (0.8%)
    1,500   Pleasants County                                                                5.25     10/15/2037        1,064
                                                                                                                    --------
            Total Tax-Exempt Bonds (cost: $84,430)                                                                    70,385
                                                                                                                    --------
            TAX-EXEMPT MONEY MARKET INSTRUMENTS (1.9%)

            VARIABLE-RATE DEMAND NOTES (1.9%)

            CALIFORNIA (1.1%)
    1,400   M-S-R Public Power Agency (LOC - Dexia Credit Local)                            1.50      7/01/2022        1,400
                                                                                                                    --------
            NEBRASKA (0.8%)
    1,010   Elementary and Secondary School Finance Auth. (LOC - Fifth Third Bank)          2.15      9/01/2029        1,010
                                                                                                                    --------
            VIRGINIA (0.0%)
       20   Richmond IDA (LOC - SunTrust Bank)                                              1.00     12/01/2031           20
                                                                                                                    --------
                                                                                                                       2,430
                                                                                                                    --------

----------------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.0%)
   41,111   SSgA Tax Free Money Market Fund, 1.44%(c)                                                                     41
                                                                                                                    --------
            Total Tax-Exempt Money Market Instruments (cost: $2,471)                                                   2,471
                                                                                                                    --------
            Total Tax-Exempt Securities (cost: $86,901)                                                               72,856
                                                                                                                    --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (43.1%)

            BLUE CHIP STOCKS (42.6%)

            CONSUMER DISCRETIONARY (3.5%)
            -----------------------------
            ADVERTISING (0.1%)
    4,080   Interpublic Group of Companies, Inc.*                                                        $     17
    2,690   Omnicom Group, Inc.                                                                                76
                                                                                                         --------
                                                                                                               93
                                                                                                         --------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    2,850   Coach, Inc.*                                                                                       51
      740   Jones Apparel Group, Inc.                                                                           4
      800   Liz Claiborne, Inc.                                                                                 2
       60   Polo Ralph Lauren Corp.                                                                             3
      800   VF Corp.                                                                                           42
                                                                                                         --------
                                                                                                              102
                                                                                                         --------
            APPAREL RETAIL (0.1%)
      650   Abercrombie & Fitch Co. "A"                                                                        13
    3,190   Gap, Inc.                                                                                          41
      970   Limited Brands, Inc.                                                                                9
    3,010   TJX Companies, Inc.                                                                                69
                                                                                                         --------
                                                                                                              132
                                                                                                         --------
            AUTO PARTS & EQUIPMENT (0.0%)
    3,000   Johnson Controls, Inc.                                                                             53
      500   WABCO Holdings, Inc.                                                                                7
                                                                                                         --------
                                                                                                               60
                                                                                                         --------
            AUTOMOBILE MANUFACTURERS (0.1%)
   19,121   Ford Motor Co.*                                                                                    52
    4,790   General Motors Corp.                                                                               25
                                                                                                         --------
                                                                                                               77
                                                                                                         --------
            AUTOMOTIVE RETAIL (0.0%)
      920   AutoNation, Inc.*                                                                                   8
      300   AutoZone, Inc.*                                                                                    33
                                                                                                         --------
                                                                                                               41
                                                                                                         --------
            BROADCASTING (0.0%)
    1,860   CBS Corp. "B"                                                                                      12
                                                                                                         --------
            CABLE & SATELLITE (0.4%)
   21,002   Comcast Corp. "A"                                                                                 364
    4,140   DIRECTV Group, Inc.*                                                                               91
                                                                                                         --------
                                                                                                              455
                                                                                                         --------

================================================================================

16  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            CASINOS & GAMING (0.0%)
    2,620   International Game Technology                                                                $     28
                                                                                                         --------
            CATALOG RETAIL (0.0%)
      320   HSN, Inc.*                                                                                          1
                                                                                                         --------
            COMPUTER & ELECTRONICS RETAIL (0.1%)
    2,860   Best Buy Co., Inc.                                                                                 59
    1,390   Gamestop Corp. "A"*                                                                                30
    1,190   RadioShack Corp.                                                                                   12
                                                                                                         --------
                                                                                                              101
                                                                                                         --------
            CONSUMER ELECTRONICS (0.0%)
      500   Harman International Industries, Inc.                                                               8
                                                                                                         --------
            DEPARTMENT STORES (0.1%)
    1,320   J.C. Penney Co., Inc.                                                                              25
    2,740   Kohl's Corp.*                                                                                      89
    3,550   Macy's, Inc.                                                                                       26
      840   Nordstrom, Inc.                                                                                    10
      160   Sears Holdings Corp.*                                                                               6
                                                                                                         --------
                                                                                                              156
                                                                                                         --------
            DISTRIBUTORS (0.0%)
    1,160   Genuine Parts Co.                                                                                  46
                                                                                                         --------
            EDUCATION SERVICES (0.1%)
      980   Apollo Group, Inc. "A"*                                                                            75
                                                                                                         --------
            FOOTWEAR (0.1%)
    2,810   NIKE, Inc. "B"                                                                                    150
                                                                                                         --------
            GENERAL MERCHANDISE STORES (0.2%)
      790   Big Lots, Inc.*                                                                                    14
    1,230   Family Dollar Stores, Inc.                                                                         34
    5,530   Target Corp.                                                                                      187
                                                                                                         --------
                                                                                                              235
                                                                                                         --------
            HOME FURNISHINGS (0.0%)
    1,460   Leggett & Platt, Inc.                                                                              21
                                                                                                         --------
            HOME IMPROVEMENT RETAIL (0.4%)
   11,240   Home Depot, Inc.                                                                                  260
   10,370   Lowe's Companies, Inc.                                                                            214
    1,000   Sherwin-Williams Co.                                                                               59
                                                                                                         --------
                                                                                                              533
                                                                                                         --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------

            HOMEBUILDING (0.0%)
    1,040   Centex Corp.                                                                                 $      9
      650   KB Home                                                                                             8
    1,190   Lennar Corp. "A"                                                                                    8
    1,840   Pulte Homes, Inc.                                                                                  20
                                                                                                         --------
                                                                                                               45
                                                                                                         --------
            HOMEFURNISHING RETAIL (0.0%)
    2,210   Bed Bath & Beyond, Inc.*                                                                           45
                                                                                                         --------
            HOTELS, RESORTS, & CRUISE LINES (0.1%)
    3,660   Carnival Corp.                                                                                     77
      320   Interval Leisure Group, Inc.*                                                                       2
    2,490   Marriott International, Inc. "A"                                                                   42
      750   Starwood Hotels and Resorts Worldwide, Inc.                                                        12
                                                                                                         --------
                                                                                                              133
                                                                                                         --------
            HOUSEHOLD APPLIANCES (0.1%)
      430   Black & Decker Corp.                                                                               18
      505   Snap-On, Inc.                                                                                      18
      680   Stanley Works                                                                                      22
      530   Whirlpool Corp.                                                                                    21
                                                                                                         --------
                                                                                                               79
                                                                                                         --------
            HOUSEWARES & SPECIALTIES (0.0%)
       40   Fortune Brands, Inc.                                                                                1
    2,310   Newell Rubbermaid, Inc.                                                                            31
                                                                                                         --------
                                                                                                               32
                                                                                                         --------
            INTERNET RETAIL (0.1%)
    2,370   Amazon.com, Inc.*                                                                                 101
    1,490   Expedia, Inc.*                                                                                     13
                                                                                                         --------
                                                                                                              114
                                                                                                         --------
            LEISURE PRODUCTS (0.1%)
    1,450   Hasbro, Inc.                                                                                       39
    3,390   Mattel, Inc.                                                                                       46
                                                                                                         --------
                                                                                                               85
                                                                                                         --------
            MOVIES & ENTERTAINMENT (0.6%)
   19,400   News Corp. "A"                                                                                    153
   27,350   Time Warner, Inc.                                                                                 248
    3,150   Viacom, Inc. "B"*                                                                                  50
   13,445   Walt Disney Co.                                                                                   303
                                                                                                         --------
                                                                                                              754
                                                                                                         --------

================================================================================

18  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            PHOTOGRAPHIC PRODUCTS (0.0%)
    2,420   Eastman Kodak Co.                                                                            $     18
                                                                                                         --------
            PUBLISHING (0.1%)
      260   E.W. Scripps Co. "A"                                                                                1
    1,920   Gannett Co., Inc.                                                                                  17
    1,540   McGraw-Hill Companies, Inc.                                                                        38
      300   Meredith Corp.                                                                                      5
      980   New York Times Co. "A"                                                                              7
       50   Washington Post Co. "B"                                                                            20
                                                                                                         --------
                                                                                                               88
                                                                                                         --------
            RESTAURANTS (0.5%)
    1,240   Darden Restaurants, Inc.                                                                           23
    7,930   McDonald's Corp.                                                                                  466
    6,170   Starbucks Corp.*                                                                                   55
    3,230   Wendy's/Arby's Group, Inc. "A"                                                                     13
    3,350   Yum! Brands, Inc.                                                                                  90
                                                                                                         --------
                                                                                                              647
                                                                                                         --------
            SPECIALIZED CONSUMER SERVICES (0.0%)
    2,830   H&R Block, Inc.                                                                                    54
                                                                                                         --------
            SPECIALTY STORES (0.1%)
    3,010   Staples, Inc.                                                                                      52
    1,170   Tiffany & Co.                                                                                      23
                                                                                                         --------
                                                                                                               75
                                                                                                         --------
            TIRES & RUBBER (0.0%)
    2,040   Goodyear Tire & Rubber Co.*                                                                        13
                                                                                                         --------
            Total Consumer Discretionary                                                                    4,508
                                                                                                         --------
            CONSUMER STAPLES (5.5%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
    5,330   Archer-Daniels-Midland Co.                                                                        146
                                                                                                         --------
            BREWERS (0.0%)
      920   Molson Coors Brewing Co. "B"                                                                       41
                                                                                                         --------
            DISTILLERS & VINTNERS (0.0%)
      850   Brown-Forman Corp. "B"                                                                             37
    1,640   Constellation Brands, Inc. "A"*                                                                    21
                                                                                                         --------
                                                                                                               58
                                                                                                         --------
            DRUG RETAIL (0.4%)
   10,162   CVS Caremark Corp.                                                                                294
    7,860   Walgreen Co.                                                                                      195
                                                                                                         --------
                                                                                                              489
                                                                                                         --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------

            FOOD DISTRIBUTORS (0.1%)
    4,310   Sysco Corp.                                                                                  $    101
                                                                                                         --------
            FOOD RETAIL (0.2%)
    4,700   Kroger Co.                                                                                        130
    3,790   Safeway, Inc.                                                                                      83
    1,780   SUPERVALU, Inc.                                                                                    21
    1,170   Whole Foods Market, Inc.                                                                           12
                                                                                                         --------
                                                                                                              246
                                                                                                         --------
            HOUSEHOLD PRODUCTS (1.4%)
    1,300   Clorox Co.                                                                                         77
    3,610   Colgate-Palmolive Co.                                                                             235
    2,450   Kimberly-Clark Corp.                                                                              142
   20,904   Procter & Gamble Co.                                                                            1,345
                                                                                                         --------
                                                                                                            1,799
                                                                                                         --------
            HYPERMARKETS & SUPER CENTERS (0.8%)
    2,680   Costco Wholesale Corp.                                                                            138
   15,730   Wal-Mart Stores, Inc.                                                                             879
                                                                                                         --------
                                                                                                            1,017
                                                                                                         --------
            PACKAGED FOODS & MEAT (0.6%)
    1,310   Campbell Soup Co.                                                                                  42
    1,190   ConAgra Foods, Inc.                                                                                18
    1,340   Dean Foods Co.*                                                                                    19
    2,300   General Mills, Inc.                                                                               145
    2,125   H.J. Heinz Co.                                                                                     83
      910   Hershey Co.                                                                                        33
      828   J.M. Smucker Co.                                                                                   38
    1,070   Kellogg Co.                                                                                        46
   10,880   Kraft Foods, Inc. "A"                                                                             296
    1,120   McCormick & Co., Inc.                                                                              33
    5,910   Sara Lee Corp.                                                                                     54
    2,380   Tyson Foods, Inc. "A"                                                                              16
                                                                                                         --------
                                                                                                              823
                                                                                                         --------
            PERSONAL PRODUCTS (0.1%)
    3,050   Avon Products, Inc.                                                                                64
    1,100   Estee Lauder Companies, Inc. "A"                                                                   31
                                                                                                         --------
                                                                                                               95
                                                                                                         --------
            SOFT DRINKS (1.0%)
   14,250   Coca-Cola Co.                                                                                     668
    2,150   Dr. Pepper Snapple Group, Inc.*                                                                    34

================================================================================

20  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
    1,150   Pepsi Bottling Group, Inc.                                                                   $     21
   10,670   PepsiCo, Inc.                                                                                     605
                                                                                                         --------
                                                                                                            1,328
                                                                                                         --------
            TOBACCO (0.8%)
   12,790   Altria Group, Inc.                                                                                206
    1,465   Lorillard, Inc.                                                                                    89
   14,760   Philip Morris International, Inc.                                                                 622
    1,400   Reynolds American, Inc.                                                                            57
    1,050   UST, Inc.                                                                                          72
                                                                                                         --------
                                                                                                            1,046
                                                                                                         --------
            Total Consumer Staples                                                                          7,189
                                                                                                         --------
            ENERGY (6.1%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
    1,550   CONSOL Energy, Inc.                                                                                45
      456   Patriot Coal Corp.*                                                                                 4
    2,280   Peabody Energy Corp.                                                                               53
                                                                                                         --------
                                                                                                              102
                                                                                                         --------
            INTEGRATED OIL & GAS (4.1%)
   15,080   Chevron Corp.                                                                                   1,192
    9,950   ConocoPhillips                                                                                    523
   37,540   Exxon Mobil Corp.                                                                               3,009
    2,240   Hess Corp.                                                                                        121
    5,400   Marathon Oil Corp.                                                                                141
    1,610   Murphy Oil Corp.                                                                                   71
    6,250   Occidental Petroleum Corp.                                                                        338
                                                                                                         --------
                                                                                                            5,395
                                                                                                         --------
            OIL & GAS DRILLING (0.2%)
    1,300   ENSCO International, Inc.                                                                          42
      210   Nabors Industries Ltd.*                                                                             3
    2,280   Noble Corp.                                                                                        61
      950   Rowan Companies, Inc.                                                                              17
    2,053   Transocean, Inc.*                                                                                 137
                                                                                                         --------
                                                                                                              260
                                                                                                         --------
            OIL & GAS EQUIPMENT & SERVICES (0.6%)
    2,677   Baker Hughes, Inc.                                                                                 93
      450   Cameron International Corp.*                                                                        9
    7,420   Halliburton Co.                                                                                   131
    1,550   National-Oilwell Varco, Inc.*                                                                      44
    9,160   Schlumberger Ltd.                                                                                 465

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
      210   Smith International, Inc.                                                                    $      6
    5,820   Weatherford International Ltd.*                                                                    74
                                                                                                         --------
                                                                                                              822
                                                                                                         --------
            OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    3,910   Anadarko Petroleum Corp.                                                                          161
    2,080   Apache Corp.                                                                                      161
      750   Cabot Oil & Gas Corp. "A"                                                                          22
    4,410   Chesapeake Energy Corp.                                                                            76
    3,310   Devon Energy Corp.                                                                                239
    1,530   EOG Resources, Inc.                                                                               130
    1,370   Noble Energy, Inc.                                                                                 72
    1,110   Range Resources Corp.                                                                              46
    2,450   Southwestern Energy Co.*                                                                           84
    3,962   XTO Energy, Inc.                                                                                  152
                                                                                                         --------
                                                                                                            1,143
                                                                                                         --------
            OIL & GAS REFINING & MARKETING (0.1%)
      970   Sunoco, Inc.                                                                                       38
    1,150   Tesoro Corp.                                                                                       11
    2,840   Valero Energy Corp.                                                                                52
                                                                                                         --------
                                                                                                              101
                                                                                                         --------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    5,625   El Paso Corp.                                                                                      42
    5,190   Spectra Energy Corp.                                                                               84
    4,870   Williams Companies, Inc.                                                                           79
                                                                                                         --------
                                                                                                              205
                                                                                                         --------
            Total Energy                                                                                    8,028
                                                                                                         --------
            FINANCIALS (5.7%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    1,710   American Capital Ltd.                                                                               7
    1,835   Ameriprise Financial, Inc.                                                                         34
    8,215   Bank of New York Mellon Corp.                                                                     248
      780   Federated Investors, Inc. "B"                                                                      16
    1,290   Franklin Resources, Inc.                                                                           78
    1,210   Invesco Ltd. ADR                                                                                   15
    1,760   Janus Capital Group, Inc.                                                                          14
      340   Legg Mason, Inc.                                                                                    6
    1,420   Northern Trust Corp.(d)                                                                            65
    2,420   State Street Corp.                                                                                102
    1,300   T. Rowe Price Group, Inc.                                                                          45
                                                                                                         --------
                                                                                                              630
                                                                                                         --------

================================================================================

22  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            CONSUMER FINANCE (0.3%)
    7,530   American Express Co.                                                                         $    175
    3,160   Capital One Financial Corp.                                                                       109
    4,160   Discover Financial Services                                                                        43
    3,950   SLM Corp.*                                                                                         36
                                                                                                         --------
                                                                                                              363
                                                                                                         --------
            DIVERSIFIED BANKS (0.9%)
    1,280   Comerica, Inc.                                                                                     29
   12,370   U.S. Bancorp                                                                                      334
   12,605   Wachovia Corp.                                                                                     71
   23,710   Wells Fargo & Co.                                                                                 685
                                                                                                         --------
                                                                                                            1,119
                                                                                                         --------
            INSURANCE BROKERS (0.1%)
    1,990   Aon Corp.                                                                                          90
    3,670   Marsh & McLennan Companies, Inc.                                                                   94
                                                                                                         --------
                                                                                                              184
                                                                                                         --------
            INVESTMENT BANKING & BROKERAGE (0.5%)
    7,570   Charles Schwab Corp.                                                                              139
    4,000   E*TRADE Financial Corp.*                                                                            5
    3,320   Goldman Sachs Group, Inc.                                                                         262
    8,530   Merrill Lynch & Co., Inc.                                                                         113
    9,370   Morgan Stanley                                                                                    138
                                                                                                         --------
                                                                                                              657
                                                                                                         --------
            LIFE & HEALTH INSURANCE (0.4%)
    2,610   AFLAC, Inc.                                                                                       121
      409   Lincoln National Corp.                                                                              6
    6,330   MetLife, Inc.                                                                                     182
    2,190   Principal Financial Group, Inc.                                                                    30
    3,575   Prudential Financial, Inc.                                                                         78
      845   Torchmark Corp.                                                                                    30
    2,950   Unum Group                                                                                         44
                                                                                                         --------
                                                                                                              491
                                                                                                         --------
            MULTI-LINE INSURANCE (0.1%)
      850   Assurant, Inc.                                                                                     18
    1,250   Hartford Financial Services Group, Inc.                                                            11
    3,056   Loews Corp.                                                                                        84
                                                                                                         --------
                                                                                                              113
                                                                                                         --------
            MULTI-SECTOR HOLDINGS (0.0%)
    1,500   Leucadia National Corp.                                                                            29
                                                                                                         --------

================================================================================
                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.4%)
   36,690   Bank of America Corp.                                                                        $    596
   39,020   Citigroup, Inc.                                                                                   323
   26,869   JPMorgan Chase & Co.                                                                              851
                                                                                                         --------
                                                                                                            1,770
                                                                                                         --------
            PROPERTY & CASUALTY INSURANCE (0.4%)
    3,920   Allstate Corp.                                                                                    100
    2,590   Chubb Corp.                                                                                       133
    1,370   Cincinnati Financial Corp.                                                                         40
    1,780   MBIA, Inc.                                                                                         10
    4,840   Progressive Corp.                                                                                  73
    5,040   Travelers Companies, Inc.                                                                         220
    1,050   XL Capital Ltd. "A"                                                                                 5
                                                                                                         --------
                                                                                                              581
                                                                                                         --------
            REGIONAL BANKS (0.5%)
    4,580   BB&T Corp.                                                                                        137
    4,820   Fifth Third Bancorp                                                                                46
    1,618   First Horizon National Corp.                                                                       17
    3,070   Huntington Bancshares, Inc.                                                                        25
    4,070   KeyCorp                                                                                            38
      640   M&T Bank Corp.                                                                                     41
    2,180   Marshall & Ilsley Corp.                                                                            34
   17,690   National City Corp.                                                                                36
    2,080   PNC Financial Services Group, Inc.                                                                110
    5,810   Regions Financial Corp.                                                                            59
    2,940   SunTrust Banks, Inc.                                                                               93
      900   Zions Bancorp                                                                                      29
                                                                                                         --------
                                                                                                              665
                                                                                                         --------
            REITs - DIVERSIFIED (0.0%)
      970   Vornado Realty Trust                                                                               52
                                                                                                         --------
            REITs - INDUSTRIAL (0.0%)
       55   ProLogis                                                                                           --
                                                                                                         --------
            REITs - OFFICE (0.0%)
    1,020   Boston Properties, Inc.                                                                            55
                                                                                                         --------
            REITs - RESIDENTIAL (0.1%)
      690   AvalonBay Communities, Inc.                                                                        42
    2,255   Equity Residential Properties Trust                                                                69
                                                                                                         --------
                                                                                                              111
                                                                                                         --------

================================================================================

24  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            REITs - RETAIL (0.1%)
    1,650   Simon Property Group, Inc.                                                                   $     78
                                                                                                         --------
            REITs - SPECIALIZED (0.1%)
    1,960   HCP, Inc.                                                                                          41
    4,380   Host Hotels & Resorts, Inc.                                                                        33
    1,440   Plum Creek Timber Co., Inc.                                                                        51
    1,055   Public Storage                                                                                     74
                                                                                                         --------
                                                                                                              199
                                                                                                         --------
            SPECIALIZED FINANCE (0.2%)
      490   CIT Group, Inc.                                                                                     2
      540   CME Group, Inc.                                                                                   114
      410   IntercontinentalExchange, Inc.*                                                                    30
      750   Moody's Corp.                                                                                      16
    1,140   NASDAQ OMX Group, Inc.*                                                                            25
    2,240   NYSE Euronext                                                                                      53
                                                                                                         --------
                                                                                                              240
                                                                                                         --------
            THRIFTS & MORTGAGE FINANCE (0.1%)
    4,210   Hudson City Bancorp, Inc.                                                                          70
    1,050   MGIC Investment Corp.                                                                               3
    4,000   Sovereign Bancorp, Inc.*                                                                           10
       53   Tree.com, Inc.*                                                                                    --
                                                                                                         --------
                                                                                                               83
                                                                                                         --------
            Total Financials                                                                                7,420
                                                                                                         --------
            HEALTH CARE (5.9%)
            ------------------
            BIOTECHNOLOGY (0.8%)
    7,580   Amgen, Inc.*                                                                                      421
    2,080   Biogen Idec, Inc.*                                                                                 88
    3,090   Celgene Corp.*                                                                                    161
    1,670   Genzyme Corp.*                                                                                    107
    6,740   Gilead Sciences, Inc.*                                                                            302
                                                                                                         --------
                                                                                                            1,079
                                                                                                         --------
            HEALTH CARE DISTRIBUTORS (0.2%)
    1,400   AmerisourceBergen Corp.                                                                            44
    2,890   Cardinal Health, Inc.                                                                              94
    1,690   McKesson Corp.                                                                                     59
      760   Patterson Companies, Inc.*                                                                         14
                                                                                                         --------
                                                                                                              211
                                                                                                         --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT (0.9%)
    4,460   Baxter International, Inc.                                                                   $    236
    1,650   Becton, Dickinson and Co.                                                                         105
   11,670   Boston Scientific Corp.*                                                                           72
      600   C.R. Bard, Inc.                                                                                    49
    3,400   Covidien Ltd.                                                                                     125
    1,340   Hospira, Inc.*                                                                                     40
      210   Intuitive Surgical, Inc.*                                                                          28
    7,320   Medtronic, Inc.                                                                                   224
    2,440   St. Jude Medical, Inc.*                                                                            68
    1,770   Stryker Corp.                                                                                      69
      900   Varian Medical Systems, Inc.*                                                                      36
    1,900   Zimmer Holdings, Inc.*                                                                             71
                                                                                                         --------
                                                                                                            1,123
                                                                                                         --------
            HEALTH CARE FACILITIES (0.0%)
    4,170   Tenet Healthcare Corp.*                                                                             5
                                                                                                         --------
            HEALTH CARE SERVICES (0.3%)
      750   DaVita, Inc.*                                                                                      38
    1,770   Express Scripts, Inc.*                                                                            102
      795   Laboratory Corp. of America Holdings*                                                              50
    3,620   Medco Health Solutions, Inc.*                                                                     152
    1,130   Quest Diagnostics, Inc.                                                                            53
                                                                                                         --------
                                                                                                              395
                                                                                                         --------
            HEALTH CARE TECHNOLOGY (0.0%)
    1,680   IMS Health, Inc.                                                                                   22
                                                                                                         --------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
      699   Life Technologies Corp.*                                                                           18
      470   Millipore Corp.*                                                                                   24
    1,130   PerkinElmer, Inc.                                                                                  21
    3,000   Thermo Fisher Scientific, Inc.*                                                                   107
      900   Waters Corp.*                                                                                      37
                                                                                                         --------
                                                                                                              207
                                                                                                         --------
            MANAGED HEALTH CARE (0.3%)
    3,450   Aetna, Inc.                                                                                        75
    2,330   CIGNA Corp.                                                                                        28
    1,430   Humana, Inc.*                                                                                      43
    7,910   UnitedHealth Group, Inc.                                                                          166
    4,000   WellPoint, Inc.*                                                                                  143
                                                                                                         --------
                                                                                                              455
                                                                                                         --------

================================================================================

26  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            PHARMACEUTICALS (3.3%)
   11,110   Abbott Laboratories                                                                          $    582
    1,730   Allergan, Inc.                                                                                     65
      780   Barr Pharmaceuticals, Inc.*                                                                        51
   13,700   Bristol-Myers Squibb Co.                                                                          284
    7,030   Eli Lilly and Co.                                                                                 240
    2,580   Forest Laboratories, Inc.*                                                                         62
   19,510   Johnson & Johnson                                                                               1,143
    2,130   King Pharmaceuticals, Inc.*                                                                        21
   16,080   Merck & Co., Inc.                                                                                 430
    2,670   Mylan, Inc.*                                                                                       25
   48,290   Pfizer, Inc.                                                                                      793
   12,400   Schering-Plough Corp.                                                                             208
      930   Watson Pharmaceuticals, Inc.*                                                                      22
    9,470   Wyeth                                                                                             341
                                                                                                         --------
                                                                                                            4,267
                                                                                                         --------
            Total Health Care                                                                               7,764
                                                                                                         --------
            INDUSTRIALS (4.7%)
            ------------------
            AEROSPACE & DEFENSE (1.2%)
    5,730   Boeing Co.                                                                                        244
    2,960   General Dynamics Corp.                                                                            153
    1,090   Goodrich Corp.                                                                                     37
    5,200   Honeywell International, Inc.                                                                     145
      860   L-3 Communications Holdings, Inc.                                                                  58
    2,320   Lockheed Martin Corp.                                                                             179
    2,430   Northrop Grumman Corp.                                                                             99
    1,170   Precision Castparts Corp.                                                                          73
    2,985   Raytheon Co.                                                                                      146
    1,340   Rockwell Collins, Inc.                                                                             46
    6,900   United Technologies Corp.                                                                         335
                                                                                                         --------
                                                                                                            1,515
                                                                                                         --------
            AIR FREIGHT & LOGISTICS (0.5%)
    1,010   C.H. Robinson Worldwide, Inc.                                                                      52
    1,520   Expeditors International of Washington, Inc.                                                       51
    2,610   FedEx Corp.                                                                                       184
    6,840   United Parcel Service, Inc. "B"                                                                   394
                                                                                                         --------
                                                                                                              681
                                                                                                         --------
            AIRLINES (0.0%)
    6,380   Southwest Airlines Co.                                                                             55
                                                                                                         --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            BUILDING PRODUCTS (0.0%)
    3,020   Masco Corp.                                                                                  $     29
                                                                                                         --------
            COMMERCIAL PRINTING (0.0%)
      420   R.R. Donnelley & Sons Co.                                                                           5
                                                                                                         --------
            CONSTRUCTION & ENGINEERING (0.1%)
    1,350   Fluor Corp.                                                                                        61
                                                                                                         --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    4,895   Caterpillar, Inc.                                                                                 201
    1,780   Cummins, Inc.                                                                                      45
    3,420   Deere & Co.                                                                                       119
    1,100   Manitowoc Co., Inc.                                                                                 9
      540   Navistar International Corp.*                                                                      12
    2,992   PACCAR, Inc.                                                                                       83
                                                                                                         --------
                                                                                                              469
                                                                                                         --------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    1,570   Cooper Industries Ltd. "A"                                                                         38
    5,560   Emerson Electric Co.                                                                              200
      420   Rockwell Automation, Inc.                                                                          13
                                                                                                         --------
                                                                                                              251
                                                                                                         --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,970   Allied Waste Industries, Inc.*                                                                     32
    4,175   Waste Management, Inc.                                                                            122
                                                                                                         --------
                                                                                                              154
                                                                                                         --------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    1,040   Monster Worldwide, Inc.*                                                                           12
      280   Robert Half International, Inc.                                                                     6
                                                                                                         --------
                                                                                                               18
                                                                                                         --------
            INDUSTRIAL CONGLOMERATES (1.3%)
    5,000   3M Co.                                                                                            335
   77,320   General Electric Co.                                                                            1,328
    2,410   Tyco International Ltd.                                                                            50
                                                                                                         --------
                                                                                                            1,713
                                                                                                         --------
            INDUSTRIAL MACHINERY (0.4%)
    2,045   Danaher Corp.                                                                                     114
    1,760   Dover Corp.                                                                                        52
    1,260   Eaton Corp.                                                                                        58
      490   Flowserve Corp.                                                                                    25
    3,390   Illinois Tool Works, Inc.                                                                         116

================================================================================

28  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
    1,395   Ingersoll-Rand Co. Ltd. "A"                                                                  $     22
      330   ITT Corp.                                                                                          14
    1,100   Pall Corp.                                                                                         30
    1,560   Parker-Hannifin Corp.                                                                              64
                                                                                                         --------
                                                                                                              495
                                                                                                         --------
            OFFICE SERVICES & SUPPLIES (0.0%)
      910   Avery Dennison Corp.                                                                               28
                                                                                                         --------
            RAILROADS (0.4%)
    1,610   Burlington Northern Santa Fe Corp.                                                                123
    3,120   CSX Corp.                                                                                         116
    2,670   Norfolk Southern Corp.                                                                            132
    3,850   Union Pacific Corp.                                                                               193
                                                                                                         --------
                                                                                                              564
                                                                                                         --------
            RESEARCH & CONSULTING SERVICES (0.0%)
    1,130   Equifax, Inc.                                                                                      29
                                                                                                         --------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
      930   Fastenal Co.                                                                                       36
      670   W.W. Grainger, Inc.                                                                                47
                                                                                                         --------
                                                                                                               83
                                                                                                         --------
            TRUCKING (0.0%)
      535   Ryder System, Inc.                                                                                 19
                                                                                                         --------
            Total Industrials                                                                               6,169
                                                                                                         --------
            INFORMATION TECHNOLOGY (6.5%)
            -----------------------------
            APPLICATION SOFTWARE (0.2%)
    3,810   Adobe Systems, Inc.*                                                                               88
    1,700   Autodesk, Inc.*                                                                                    28
    1,240   Citrix Systems, Inc.*                                                                              33
    3,210   Compuware Corp.*                                                                                   20
    2,200   Intuit, Inc.*                                                                                      49
      240   Salesforce.com, Inc.*                                                                               7
                                                                                                         --------
                                                                                                              225
                                                                                                         --------
            COMMUNICATIONS EQUIPMENT (1.1%)
    1,060   ADC Telecommunications, Inc.*                                                                       8
   43,365   Cisco Systems, Inc.*                                                                              717
   12,180   Corning, Inc.                                                                                     110
      970   Harris Corp.                                                                                       34
    1,810   JDS Uniphase Corp.*                                                                                 5
    4,900   Juniper Networks, Inc.*                                                                            85
   19,150   Motorola, Inc.                                                                                     82

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
    1,802   Nortel Networks Corp.*                                                                       $      1
   11,610   QUALCOMM, Inc.                                                                                    390
                                                                                                         --------
                                                                                                            1,432
                                                                                                         --------
            COMPUTER HARDWARE (1.6%)
    6,410   Apple, Inc.*                                                                                      594
   10,310   Dell, Inc.*                                                                                       115
   17,550   Hewlett-Packard Co.                                                                               619
    9,390   International Business Machines Corp.                                                             766
    6,360   Sun Microsystems, Inc.*                                                                            20
    1,545   Teradata Corp.*                                                                                    21
                                                                                                         --------
                                                                                                            2,135
                                                                                                         --------
            COMPUTER STORAGE & PERIPHERALS (0.2%)
   16,410   EMC Corp.*                                                                                        173
      830   Lexmark International, Inc. "A"*                                                                   22
      770   NetApp, Inc.*                                                                                      10
    1,180   QLogic Corp.*                                                                                      13
    1,880   SanDisk Corp.*                                                                                     15
                                                                                                         --------
                                                                                                              233
                                                                                                         --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
      880   Affiliated Computer Services, Inc. "A"*                                                            36
    3,650   Automatic Data Processing, Inc.                                                                   150
      420   Computer Sciences Corp.*                                                                           12
    1,030   Convergys Corp.*                                                                                    6
    1,490   Fidelity National Information Services, Inc.                                                       26
    1,450   Fiserv, Inc.*                                                                                      49
      370   MasterCard, Inc. "A"                                                                               54
    2,270   Paychex, Inc.                                                                                      64
    1,520   Total System Services, Inc.                                                                        22
    4,235   Western Union Co.                                                                                  56
                                                                                                         --------
                                                                                                              475
                                                                                                         --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    2,560   Agilent Technologies, Inc.*                                                                        48
    1,270   Amphenol Corp. "A"                                                                                 30
                                                                                                         --------
                                                                                                               78
                                                                                                         --------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
    1,810   Jabil Circuit, Inc.                                                                                12
    4,000   Tyco Electronics Ltd.                                                                              66
                                                                                                         --------
                                                                                                               78
                                                                                                         --------
            HOME ENTERTAINMENT SOFTWARE (0.0%)
    2,290   Electronic Arts, Inc.*                                                                             44
                                                                                                         --------

================================================================================

30  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            INTERNET SOFTWARE & SERVICES (0.6%)
    7,840   eBay, Inc.*                                                                                  $    103
    1,720   Google, Inc. "A"*                                                                                 504
      800   IAC/InterActiveCorp.*                                                                              12
    1,380   VeriSign, Inc.*                                                                                    30
    9,920   Yahoo!, Inc.*                                                                                     114
                                                                                                         --------
                                                                                                              763
                                                                                                         --------
            IT CONSULTING & OTHER SERVICES (0.0%)
    1,170   Cognizant Technology Solutions Corp. "A"*                                                          22
                                                                                                         --------
            OFFICE ELECTRONICS (0.0%)
    7,370   Xerox Corp.                                                                                        51
                                                                                                         --------
            SEMICONDUCTOR EQUIPMENT (0.1%)
   11,300   Applied Materials, Inc.                                                                           108
    1,720   KLA-Tencor Corp.                                                                                   33
      130   MEMC Electronic Materials, Inc.*                                                                    2
    1,130   Novellus Systems, Inc.*                                                                            14
      463   Verigy Ltd.*                                                                                        4
                                                                                                         --------
                                                                                                              161
                                                                                                         --------
            SEMICONDUCTORS (0.7%)
    5,090   Advanced Micro Devices, Inc.*                                                                      12
    2,710   Altera Corp.                                                                                       40
    1,260   Analog Devices, Inc.                                                                               22
    4,120   Broadcom Corp. "A"*                                                                                63
   40,110   Intel Corp.                                                                                       553
      450   Linear Technology Corp.                                                                             9
    6,130   LSI Corp.*                                                                                         16
    1,310   Microchip Technology, Inc.                                                                         24
    6,380   Micron Technology, Inc.*                                                                           17
    2,050   National Semiconductor Corp.                                                                       23
    4,425   NVIDIA Corp.*                                                                                      33
    7,000   Texas Instruments, Inc.                                                                           109
    2,920   Xilinx, Inc.                                                                                       48
                                                                                                         --------
                                                                                                              969
                                                                                                         --------
            SYSTEMS SOFTWARE (1.4%)
    1,755   BMC Software, Inc.*                                                                                44
    2,830   CA, Inc.                                                                                           48
   55,645   Microsoft Corp.                                                                                 1,125
    2,910   Novell, Inc.*                                                                                      13
   28,117   Oracle Corp.*                                                                                     452

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
    5,960   Symantec Corp.*                                                                              $     72
                                                                                                         --------
                                                                                                            1,754
                                                                                                         --------
            Total Information Technology                                                                    8,420
                                                                                                         --------
            MATERIALS (1.3%)
            ----------------
            ALUMINUM (0.1%)
    6,880   Alcoa, Inc.                                                                                        74
                                                                                                         --------
            CONSTRUCTION MATERIALS (0.0%)
      810   Vulcan Materials Co.                                                                               49
                                                                                                         --------
            DIVERSIFIED CHEMICALS (0.3%)
      583   Ashland, Inc.                                                                                       6
    6,610   Dow Chemical Co.                                                                                  123
    6,480   E.I. du Pont de Nemours & Co.                                                                     162
      700   Eastman Chemical Co.                                                                               23
    1,400   PPG Industries, Inc.                                                                               61
                                                                                                         --------
                                                                                                              375
                                                                                                         --------
            DIVERSIFIED METALS & MINING (0.0%)
    1,001   Freeport-McMoRan Copper & Gold, Inc.                                                               24
      710   Titanium Metals Corp.                                                                               6
                                                                                                         --------
                                                                                                               30
                                                                                                         --------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
    3,700   Monsanto Co.                                                                                      293
                                                                                                         --------
            FOREST PRODUCTS (0.0%)
      885   Weyerhaeuser Co.                                                                                   33
                                                                                                         --------
            GOLD (0.1%)
    3,270   Newmont Mining Corp.                                                                              110
                                                                                                         --------
            INDUSTRIAL GASES (0.2%)
    1,865   Air Products & Chemicals, Inc.                                                                     89
    2,250   Praxair, Inc.                                                                                     133
                                                                                                         --------
                                                                                                              222
                                                                                                         --------
            METAL & GLASS CONTAINERS (0.1%)
      900   Ball Corp.                                                                                         33
    1,360   Pactiv Corp.*                                                                                      34
                                                                                                         --------
                                                                                                               67
                                                                                                         --------
            PAPER PACKAGING (0.0%)
      880   Bemis Co., Inc.                                                                                    24
    1,400   Sealed Air Corp.                                                                                   22
                                                                                                         --------
                                                                                                               46
                                                                                                         --------

================================================================================

32  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
            PAPER PRODUCTS (0.0%)
    1,940   International Paper Co.                                                                      $     24
    1,590   MeadWestvaco Corp.                                                                                 19
                                                                                                         --------
                                                                                                               43
                                                                                                         --------
            SPECIALTY CHEMICALS (0.2%)
    1,530   Ecolab, Inc.                                                                                       59
      890   International Flavors & Fragrances, Inc.                                                           27
      880   Rohm & Haas Co.                                                                                    60
    1,140   Sigma-Aldrich Corp.                                                                                49
                                                                                                         --------
                                                                                                              195
                                                                                                         --------
            STEEL (0.1%)
      750   Allegheny Technologies, Inc.                                                                       17
    2,670   Nucor Corp.                                                                                        95
    1,000   United States Steel Corp.                                                                          31
                                                                                                         --------
                                                                                                              143
                                                                                                         --------
            Total Materials                                                                                 1,680
                                                                                                         --------
            TELECOMMUNICATION SERVICES (1.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
   43,580   AT&T, Inc.                                                                                      1,245
      540   CenturyTel, Inc.                                                                                   14
    1,210   Embarq Corp.                                                                                       40
      472   Fairpoint Communications, Inc.                                                                      2
   12,540   Qwest Communications International, Inc.                                                           40
   20,995   Verizon Communications, Inc.                                                                      685
    1,286   Windstream Corp.                                                                                   11
                                                                                                         --------
                                                                                                            2,037
                                                                                                         --------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    2,400   American Tower Corp. "A"*                                                                          66
   17,300   Sprint Nextel Corp.                                                                                48
                                                                                                         --------
                                                                                                              114
                                                                                                         --------
            Total Telecommunication Services                                                                2,151
                                                                                                         --------
            UTILITIES (1.8%)
            ----------------
            ELECTRIC UTILITIES (1.1%)
    1,430   Allegheny Energy, Inc.                                                                             50
    3,420   American Electric Power Co., Inc.                                                                 107
    9,724   Duke Energy Corp.                                                                                 151
    1,620   Entergy Corp.                                                                                     138
    4,965   Exelon Corp.                                                                                      279
    2,185   FirstEnergy Corp.                                                                                 128

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES   SECURITY                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------
    3,490   FPL Group, Inc.                                                                              $    170
    1,700   Pepco Holdings, Inc.                                                                               31
      850   Pinnacle West Capital Corp.                                                                        26
    3,040   PPL Corp.                                                                                         103
    2,170   Progress Energy, Inc.                                                                              86
    5,510   Southern Co.                                                                                      200
                                                                                                         --------
                                                                                                            1,469
                                                                                                         --------
            GAS UTILITIES (0.1%)
      390   Nicor, Inc.                                                                                        16
    1,480   Questar Corp.                                                                                      48
                                                                                                         --------
                                                                                                               64
                                                                                                         --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
    5,690   AES Corp.*                                                                                         44
    4,280   Dynegy, Inc. "A"*                                                                                   9
                                                                                                         --------
                                                                                                               53
                                                                                                         --------
            MULTI-UTILITIES (0.6%)
    1,510   Ameren Corp.                                                                                       54
    2,760   CenterPoint Energy, Inc.                                                                           36
    1,960   CMS Energy Corp.                                                                                   20
    2,400   Consolidated Edison, Inc.                                                                          97
    4,530   Dominion Resources, Inc.                                                                          167
    1,170   DTE Energy Co.                                                                                     43
      321   Integrys Energy Group, Inc.                                                                        14
    2,310   NiSource, Inc.                                                                                     28
    3,130   PG&E Corp.                                                                                        119
      650   Public Service Enterprise Group, Inc.                                                              20
    2,080   Sempra Energy                                                                                      97
    1,790   TECO Energy, Inc.                                                                                  23
    1,760   Xcel Energy, Inc.                                                                                  33
                                                                                                         --------
                                                                                                              751
                                                                                                         --------
            Total Utilities                                                                                 2,337
                                                                                                         --------
            Total Blue Chip Stocks (cost: $63,489)                                                         55,666
                                                                                                         --------
            EXCHANGE-TRADED FUNDS (0.5%)
    7,000   SPDR Trust Series 1 (cost $587)                                                                   630
                                                                                                         --------
            Total Equity Securities (cost: $64,076)                                                        56,296
                                                                                                         --------

            TOTAL INVESTMENTS (COST: $150,977)                                                           $129,152
                                                                                                         ========

================================================================================

34  | USAA GROWTH AND TAX STRATEGY FUND

===============================================================================

NOTES TO PORTFOLIO
OF INVESTMENTS

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o CATEGORIES AND DEFINITIONS

  VARIABLE-RATE DEMAND NOTES (VRDNS) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

  CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  35

================================================================================

  (INS)  Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., Assured Guaranty Corp., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

  (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

  (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

o PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

  ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
  EDA    Economic Development Authority
  IDA    Industrial Development Authority/Agency
  ISD    Independent School District
  MTA    Metropolitan Transportation Authority
  PRE    Prerefunded to a date prior to maturity
  REIT   Real estate investment trust
  SPDR   Standard & Poor's depositary receipt, or "Spider," is an
         exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).
  USD    Unified School District

================================================================================

36  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

o SPECIFIC NOTES

  (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

  (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (c) Rate represents the money market fund annualized seven-day yield at November 30, 2008.

  (d) Northern Trust Corp. is the parent of Northern Trust Investments, N.A.
      (NTI), which is the subadviser of the Fund.

   *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $150,977)         $129,152
  Cash                                                                       114
  Receivables:
    Capital shares sold                                                       17
    Dividends and interest                                                 1,391
                                                                        --------
      Total assets                                                       130,674
                                                                        --------
LIABILITIES
  Payables:
    Capital shares redeemed                                                   37
  Accrued management fees                                                     46
  Accrued transfer agent's fees                                                1
  Other accrued expenses and payables                                         51
                                                                        --------
      Total liabilities                                                      135
                                                                        --------
        Net assets applicable to capital shares outstanding             $130,539
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $158,326
  Accumulated undistributed net investment income                            944
  Accumulated net realized loss on investments                            (6,906)
  Net unrealized depreciation of investments                             (21,825)
                                                                        --------
        Net assets applicable to capital shares outstanding             $130,539
                                                                        ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                              12,541
                                                                        ========
  Net asset value, redemption price, and offering price per share       $  10.41
                                                                        ========

See accompanying notes to financial statements.

================================================================================

38  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                             $    877
  Interest                                                                 2,387
                                                                        --------
    Total income                                                           3,264
                                                                        --------
EXPENSES
  Management fees                                                            347
  Administration and servicing fees                                          119
  Transfer agent's fees                                                       98
  Custody and accounting fees                                                 49
  Postage                                                                      7
  Shareholder reporting fees                                                  12
  Trustees' fees                                                               6
  Registration fees                                                           18
  Professional fees                                                           32
  Other                                                                        5
                                                                        --------
    Total expenses                                                           693
  Expenses paid indirectly                                                    (2)
                                                                        --------
    Net expenses                                                             691
                                                                        --------
NET INVESTMENT INCOME                                                      2,573
                                                                        --------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                        (2,312)
  Change in net unrealized appreciation/depreciation of investments      (41,409)
                                                                        --------
    Net realized and unrealized loss                                     (43,721)
                                                                        --------
  Decrease in net assets resulting from operations                      $(41,148)
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2008 (unaudited), and year ended May 31,
2008

--------------------------------------------------------------------------------

                                                                  11/30/2008        5/31/2008
---------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                             $  2,573         $  5,316
  Net realized loss on investments                                    (2,312)          (3,660)
  Change in net unrealized appreciation/depreciation of
    investments                                                      (41,409)          (9,184)
                                                                    -------------------------
    Decrease in net assets resulting from operations                 (41,148)          (7,528)
                                                                    -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               (2,595)          (5,279)
                                                                    -------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                            3,855           12,235
  Reinvested dividends                                                 2,407            4,881
  Cost of shares redeemed                                            (12,180)         (25,887)
                                                                    -------------------------
    Decrease in net assets from capital share transactions            (5,918)          (8,771)
                                                                    -------------------------
  Net decrease in net assets                                         (49,661)         (21,578)
NET ASSETS
  Beginning of period                                                180,200          201,778
                                                                    -------------------------
  End of period                                                     $130,539         $180,200
                                                                    =========================
Accumulated undistributed net investment income:
  End of period                                                     $    944         $    966
                                                                    =========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                            315              864
  Shares issued for dividends reinvested                                 190              346
  Shares redeemed                                                     (1,020)          (1,838)
                                                                    -------------------------
    Decrease in shares outstanding                                      (515)            (628)
                                                                    =========================

See accompanying notes to financial statements.

================================================================================

40  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

NOTES TO FINANCIAL
STATEMENTS

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

     1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

     2. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

     3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

     4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

     5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems.

================================================================================

42  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

         General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

     Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

     Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

     Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

     The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

     The following is a summary of the inputs used to value the Fund's assets as of November 30, 2008:

VALUATION INPUTS                                       INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------
Level 1 -- Quoted Prices                                      $ 56,337,000
Level 2 -- Other Significant Observable Inputs                  72,815,000
Level 3 -- Significant Unobservable Inputs                              --
--------------------------------------------------------------------------------
Total                                                         $129,152,000
--------------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to

================================================================================

44  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

     the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of November 30, 2008.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2008, custodian and other bank credits reduced the Fund's expenses by $2,000. For the six-month period ended November 30, 2008, the Fund did not incur any brokerage commission recapture credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to

================================================================================

                                              NOTES TO FINANCIAL STATEMENTS | 45

================================================================================

meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 0.4% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2008.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2009, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2008, the Fund had capital loss carryovers of $833,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2015. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation

================================================================================

46  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of November 30, 2008, the Manager has reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2008, were $20,985,000 and $31,265,000, respectively.

As of November 30, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2008, were $4,966,000 and $26,791,000, respectively, resulting in net unrealized depreciation of $21,825,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

     through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

     The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of certain Lipper indexes. The portion of the performance adjustment that includes periods beginning August 1, 2006, is based on a Composite Index comprised of 51% of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within this category, and 49% of the Lipper Large-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within this category. The portion of the performance adjustment that includes periods before August 1, 2006, is based on the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds within this category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

     The performance adjustment is calculated monthly by comparing the Fund's performance to that of the relevant Lipper indexes over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

     The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of

================================================================================

48  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

     overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:


     OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
     RELATIVE TO INDEX(1)                AS A % OF THE FUND'S AVERAGE NET ASSETS
     ---------------------------------------------------------------------------

     +/- 0.20% to 0.50%                  +/- 0.04%
     +/- 0.51% to 1.00%                  +/- 0.05%
     +/- 1.01% and greater               +/- 0.06%

     (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

     Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the applicable Lipper index over that period, even if the Fund had overall negative returns during the performance period.

     For the six-month period ended November 30, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $347,000, which is net of a performance adjustment of $(50,000) that decreased the base management fee of 0.50% by 0.06%.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Northern Trust Investments, N.A. (NTI), under which NTI directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $100,000 or a fee at an annual amount of 0.25% on the first $40 million of assets and 0.10% on assets over $40 million of the portion of the Fund's average net assets that NTI manages. For the six-month period ended November 30, 2008, the Manager incurred subadvisory fees, paid or payable to NTI, of $66,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

     net assets. For the six-month period ended November 30, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $119,000.

     In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2008, the Fund reimbursed the Manager $1,000 for these legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $98,000.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair

================================================================================

50  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

     value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED
                               NOVEMBER 30,                         YEAR ENDED MAY 31,
                               --------------------------------------------------------------------------------
                                   2008           2008          2007           2006          2005          2004
                               --------------------------------------------------------------------------------
Net asset value at
   beginning of period         $  13.80       $  14.75      $  14.40       $  14.65      $  14.61      $  13.99
                               --------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income            .20            .40           .38            .36           .34           .35
   Net realized and
      unrealized gain (loss)      (3.39)          (.96)         1.37            .71          1.15           .62
                               --------------------------------------------------------------------------------
Total from investment
   operations                     (3.19)          (.56)         1.75           1.07          1.49           .97
                               --------------------------------------------------------------------------------
Less distributions from:
   Net investment income           (.20)          (.39)         (.39)          (.34)         (.35)         (.34)
   Realized capital gains             -              -         (1.01)          (.98)        (1.10)         (.01)
                               --------------------------------------------------------------------------------
Total distributions                (.20)          (.39)        (1.40)         (1.32)        (1.45)         (.35)
                               --------------------------------------------------------------------------------
Net asset value at end
   of period                   $  10.41       $  13.80      $  14.75       $  14.40      $  14.65      $  14.61
                               ================================================================================
Total return (%)*                (23.37)         (3.81)        12.67(a)        7.38         10.40          6.96
Net assets at end
   of period (000)             $130,539       $180,200      $201,778       $191,755      $188,469      $186,759
Ratios to average
   net assets:**
   Expenses (%)(b)                  .87(c)        .89            .91(a)         .83           .81           .80
   Net investment income (%)       3.25(c)       2.80           2.66           2.44          2.37          2.41
Portfolio turnover (%)               13            38             37            111           120            43

  *   Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 **   For the six-month period ended November 30, 2008, average net assets were $157,955,000.
(a)   For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b)   Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                   (.00%)(+)     (.00%)(+)      (.00%)(+)      (.01%)        (.03%)        (.01%)
      (+) Represents less than 0.01% of average net assets.
(c)   Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

52  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2008 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2008, through November 30, 2008.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                     BEGINNING              ENDING            DURING PERIOD*
                                   ACCOUNT VALUE         ACCOUNT VALUE         JUNE 1, 2008 -
                                    JUNE 1, 2008       NOVEMBER 30, 2008     NOVEMBER 30, 2008
                                   ------------------------------------------------------------
Actual                               $1,000.00             $  766.30               $3.85

Hypothetical
 (5% return before expenses)          1,000.00              1,020.71                4.41

* Expenses are equal to the Fund's annualized expense ratio of 0.87%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (23.37)% for the six-month period of June 1, 2008, through November 30, 2008.

================================================================================

54  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         activity, and fund prices; or exchange
                                       or redeem fund shares.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at usaa.com; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
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                                                                  --------------
>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    27801-0109                               (C)2009, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2008

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    01/22/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/26/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/26/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.